Shareholder Report, Line Graph (Details) ITGV_MassMutual Global Fund_Class R4_TSR Annual {Class R4} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class R4
Account Value [Line Items]
Accumulated Value	$ 24,972	$ 18,680	$ 14,532	$ 22,899	$ 17,508	$ 14,309	$ 14,668	$ 13,347	$ 10,505	$ 10,000	$ 27,242
MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI
Accumulated Value	$ 26,274	$ 19,942	$ 16,508	$ 20,806	$ 16,327	$ 14,783	$ 14,582	$ 13,284	$ 11,196	$ 10,000	$ 30,811